Intangible assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Intangible assets
Net carrying amount - beginning of the year	€ 6,434	€ 6,379
Additions	527	486
Depreciation capitalized	6	4
Depreciation	(409)
Impairments	(45)	(31)
Reversals	8
Write-off	(17)	(155)
Changes in the scope of consolidation	(426)	109
Currency translation differences	(75)	43
Other changes	19	(8)
Net carrying amount - end of the year	6,022	6,434
Intangible assets with definite useful lives
Intangible assets
Net carrying amount - beginning of the year	3,241	3,220
Additions	527	486
Depreciation capitalized	6	4
Depreciation	(409)	(393)
Impairments	(45)	(22)
Reversals	8
Write-off	(17)	(155)
Changes in the scope of consolidation	(428)	73
Currency translation differences	(75)	43
Other changes	24	(15)
Net carrying amount - end of the year	2,832	3,241
Exploration rights
Intangible assets
Net carrying amount - beginning of the year	534	663
Additions	7	14
Depreciation	(4)	(6)
Impairments		(10)
Write-off	(17)	(153)
Currency translation differences	(54)	31
Other changes	(20)	(5)
Net carrying amount - end of the year	446	534
Industrial patents and intellectual property rights
Intangible assets
Net carrying amount - beginning of the year	397	450
Additions	14	31
Depreciation	(98)	(98)
Other changes	39	14
Net carrying amount - end of the year	352	397
Other intangible assets with definite useful lives
Intangible assets
Net carrying amount - beginning of the year	2,310	2,107
Additions	506	441
Depreciation capitalized	6	4
Depreciation	(307)	(289)
Impairments	(45)	(12)
Reversals	8
Write-off		(2)
Changes in the scope of consolidation	(428)	73
Currency translation differences	(21)	12
Other changes	5	(24)
Net carrying amount - end of the year	2,034	2,310
Goodwill
Intangible assets
Net carrying amount - beginning of the year	3,167	3,133
Impairments		(9)
Changes in the scope of consolidation	2	36
Other changes	(5)	7
Net carrying amount - end of the year	3,164	3,167
Other intangible assets with indefinite useful lives
Intangible assets
Net carrying amount - beginning of the year	26	26
Net carrying amount - end of the year	26	26
Gross carrying amount | Intangible assets with definite useful lives
Intangible assets
Net carrying amount - beginning of the year	8,553
Net carrying amount - end of the year	8,319	8,553
Gross carrying amount | Exploration rights
Intangible assets
Net carrying amount - beginning of the year	1,197
Net carrying amount - end of the year	869	1,197
Gross carrying amount | Industrial patents and intellectual property rights
Intangible assets
Net carrying amount - beginning of the year	2,166
Net carrying amount - end of the year	2,215	2,166
Gross carrying amount | Other intangible assets with definite useful lives
Intangible assets
Net carrying amount - beginning of the year	5,190
Net carrying amount - end of the year	5,235	5,190
Accumulated depreciation, amortisation and impairment | Intangible assets with definite useful lives
Intangible assets
Net carrying amount - beginning of the year	(5,312)
Net carrying amount - end of the year	(5,487)	(5,312)
Accumulated depreciation, amortisation and impairment | Exploration rights
Intangible assets
Net carrying amount - beginning of the year	(663)
Net carrying amount - end of the year	(423)	(663)
Accumulated depreciation, amortisation and impairment | Industrial patents and intellectual property rights
Intangible assets
Net carrying amount - beginning of the year	(1,769)
Net carrying amount - end of the year	(1,863)	(1,769)
Accumulated depreciation, amortisation and impairment | Other intangible assets with definite useful lives
Intangible assets
Net carrying amount - beginning of the year	(2,880)
Net carrying amount - end of the year	€ (3,201)	€ (2,880)